              NATIONS VARIABLE ANNUITY (SERIES II AND SERIES IIR)
                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY

       SUPPLEMENT DATED MAY 15, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

As of the close of the New York Stock Exchange on June 28, 2002, Nations International Value Portfolio is closed to new and subsequent Premium Payments and transfers of Contract Value.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3643
333-69489